RELATED PARTY TRANSACTIONS (Amounts due from a Related Party) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Amounts due from related party - non-current	$ 0	$ 11,504